Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated depreciation (in Dollars)	$ 324,556	$ 514,161
Long-term investments (in Dollars)	284,998
Advance from customers (in Dollars)	3,837,621	345,838
Depreciation expense (in Dollars)	3,328
Unrecognized tax benefits (in Dollars)	$ 1,940,649	1,066,949
Value added tax	6.00%
Total change in fair value (in Dollars)	$ (6,827,034)
Cash balances (in Dollars)	$ 8,068,560	10,437,580
Aggregate deposits (in Yuan Renminbi) | ¥						¥ 500,000
Beijing Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Minority ownership percentage	40.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)	$ 5,691,192	$ 10,195,088
New Era (Beijing) Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Investment				$ 284,998	¥ 2,000,000
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	14.00%	13.00%	19.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	16.00%	21.00%	22.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.00%	23.00%	32.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	22.00%	26.00%	37.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		12.00%	17.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.00%		12.00%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			10.00%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.00%
New Era (Beijing) Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage				6.25%	6.25%
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax	6.00%
Customer One [Member] | Customer Concentration Risk [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.00%	10.00%	20.00%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	36.00%	23.00%	42.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	11.00%		17.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.00%	16.00%	24.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	14.00%	16.00%	21.00%
Customer Four [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	12.00%	15.00%